Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 3,446	£ 2,809
Functional currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,979	2,422
U.S. dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	207	170
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	129	92
Other currencies
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 131	£ 125